As filed with the Securities and Exchange Commission on August 26, 2014

Securities Act Registration No. 333-

Investment Company Registration No. 811-22582

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No.

Post-Effective Amendment No.

and/or

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 8

Western Asset Middle Market Income Fund Inc.

(Exact Name of Registrant as Specified in Charter)

620 Eighth Avenue, 49th Floor

New York, New York 10018

(Address of Principal Executive Offices)

(888) 777-0102

(Registrant’s Telephone Number, Including Area Code)

Kenneth D. Fuller

Legg Mason & Co., LLC

620 Eighth Avenue, 49th Floor

New York, New York 10018

(Name and Address of Agent for Service)

Copies to

Sarah E. Cogan, Esq. Simpson Thacher & Bartlett LLP 425 Lexington Avenue New York, NY 10017	Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902	Clifford R. Cone, Esq. Leonard B. Mackey, Jr., Esq. Clifford Chance US LLP 31 West 52nd Street New York, NY 10019

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.  ☐

It is proposed that this filing will become effective when declared effective pursuant to section 8(c)

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed registration statement.

☒ This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933 and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-175535.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered(1)	Proposed Maximum Offering Price per Unit	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee
Common Stock, $0.001 par value	0 shares	$1,030.00	$9,750,000	$1,255.80

(1)	Filing reflects increase in offering price

The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

Rule 462(b) Filing

This Registration Statement is being filed to reflect an increase in the proposed maximum offering price per unit to $1,030.00 and in the proposed maximum offering price from $325,000,000 to $334,750,000, pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 (File Nos. 333-175535 and 811-22582) filed by Western Asset Middle Market Income Fund Inc. with the Securities and Exchange Commission, as amended, and declared effective on August 26, 2014, are incorporated herein by reference.

Any required consents are listed on the Exhibit Index attached hereto and filed herewith.

PART C

OTHER INFORMATION

Item 25. Financial Statements and Exhibits

Financial Statements

Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements (including the Report of Independent Registered Public Accounting Firm and the Notes to Financial Statements) indicating that the Registrant has met the net worth requirements of Section 14(a) of the of the Investment Company Act of 1940, as amended, were filed in Pre-effective Amendment No. 7 to the Registration Statement on Form N-2 (File Nos. 333-175535 and 811-22582) and are incorporated by reference herein.

Exhibits

(a) (1)	Articles of Incorporation, dated June 29, 2011(2)

(a) (2)	Articles of Amendment, dated September 12, 2011(2)

(a) (3)	Articles of Amendment, dated June 5, 2014(2)

(a) (4)	Articles of Amendment, dated June 24, 2014(2)

(a) (5)	Articles of Amendment and Restatement, dated August 14, 2014(2)

(b) (1)	By-Laws(2)

(b) (2)	Amended By-Laws(2)

(c)	Not Applicable

(d)	Articles V and VIII of Registrant’s Articles of Incorporation are incorporated herein by reference.

(e)	Form of Dividend Reinvestment Plan(2)

(f)	Not Applicable

(g) (1)	Form of Investment Management Agreement between the Registrant and Legg Mason Partners Fund Advisor, LLC (“LMPFA”)(2)

(g) (2)	Form of Subadvisory Agreement between LMPFA and Western Asset Management Company (“Western Asset”)(2)

(g) (3)	Form of Subadvisory Agreement between Western Asset and Western Asset Management Company Pte. Ltd. (“Western Singapore”)(2)

(g) (4)	Form of Subadvisory Agreement between Western Asset and Western Asset Management Company Ltd. (“Western Japan”)(2)

(g) (5)	Form of Subadvisory Agreement between Western Asset and Western Asset Management Company Limited (“Western Asset Limited”)(2)

(h) (1)	Form of Distribution Agreement(2)

(h) (2)	Form of Dealer Agreement between Legg Mason Investor Services, LLC (“LMIS”) and Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”)(2)

(h) (3)	Form of Dealer Agreement between LMIS and Morgan Stanley & Co. LLC (“Morgan Stanley”)(2)

(h) (4)	Form of Initial Offering Period Agreement(2)

(h) (5)	Form of Structuring Fee Agreement between LMPFA and Merrill Lynch(2)

(h) (6)	Form of Structuring Fee Agreement between LMPFA and Morgan Stanley(2)

(i)	Not Applicable

(j)	Custodian Services Agreement with State Street Bank and Trust Company LLC(2)

(k) (1)	Transfer Agency and Services Agreement with American Stock Transfer & Trust Company LLC(2)

(k) (2)	Fund Accounting Services Agreement with State Street Bank and Trust Company LLC(2)

(l) (1)	Opinion and Consent of Simpson Thacher & Bartlett LLP(2)

(l) (2)	Opinion and Consent of Foley & Lardner LLP(2)

(m)	Not Applicable

(n)	Consent of Independent Registered Public Accounting Firm(1)

(o)	Not Applicable

(p)	Subscription Agreement(2)

(q)	Not Applicable

(r) (1)	Code of Ethics of the Fund and LMPFA(2)

(r) (2)	Code of Ethics of Western Asset, Western Singapore and Western Asset Limited(2)

(r) (3)	Code of Ethics of Western Japan(2)

(s)	Power of Attorney(2)

(1)	Filed herewith.
(2)	Previously filed with the Registrant’s Registration Statement on Form N-2 (File Nos. 333-175535 and 811-22582) and incorporated by reference herein.

Item 26. Marketing Arrangements

See the Form of Distribution Agreement, the Form of Dealer Agreement with Merrill Lynch, the Form of Dealer Agreement with Morgan Stanley and the Form of Initial Offering Period Agreement filed as Exhibit (h)(1), Exhibit (h)(2), Exhibit (h)(3) and exhibit (h)(4), respectively, to the Registration Statement previously filed on Form N-2 (File Nos. 333-175535 and 811-22582).

Item 27. Other Expenses of Issuance and Distribution

The following table sets forth the estimated expenses to be incurred in connection with the offering (including the expenses for the common stock registered in the previously filed Registration Statement on Form N-2 (File Nos. 333-175535 and 811-22582) described in this Registration Statement:

SEC registration fees	$43,100
Listing fees	0
Financial Industry Regulatory Authority fees	50,750
Printing and engraving expenses	300,000
Accounting fees and expenses	60,000
Legal fees and expenses	290,000

Total	$743,850

Item 28. Persons Controlled by or Under Common Control with Registrant

None.

Item 29. Number of Holders of Securities As of August 25, 2014

Title of Class	Number of Record Holders
Common Stock, par value $0.001 per share	1

Item 30. Indemnification

Sections 1-3 of Article VI of the Registrant’s Articles of Incorporation, filed as Exhibit (a) to the Registration Statement previously filed on Form N-2 (File Nos. 333-175535 and 811-22582), provide that:

To the maximum extent permitted by Maryland law, as amended or interpreted, no current or former director or officer of the Registrant shall have any liability to the Registrant or its stockholders for money damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Registrant whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

The Registrant shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by Maryland law. The Registrant shall indemnify and advance expenses to its officers to the same extent as its directors and may do so to such further extent as is consistent with law. The Board of the Registrant may by By-Law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland statutory or decisional law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such By-Laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. This indemnification applies to events occurring at the time a person serves as a director or officer of the Registrant whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

No provision of the Registrant’s Charter shall be effective to protect or purport to protect any director or officer of the Registrant against any liability to the Registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Section 6 of the Form of Distribution Agreement, filed as exhibit (h)(1) to the Registration Statement previously filed on Form N-2 (File Nos. 333-175535 and 811-22582), provides that:

“The Fund agrees to indemnify, defend, and hold free and harmless, the Distributor, its officers and directors and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers, directors or any such controlling person may incur under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registration Statement or Prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission made in reliance upon and in conformity with information furnished in writing by the Distributor to the Fund for use in the Registration Statement or Prospectus; provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or Director of the Fund or who controls the Fund within the meaning of Section 15 of the 1933 Act, shall not inure to the benefit of such officer, Director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent, that such result would not be against public policy; and further provided, that in no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Fund or to its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations under this Agreement. The Fund’s agreement to indemnify the Distributor, its officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Fund’s being promptly notified of any action brought against the Distributor, its officers or directors, or any such controlling person, such notification to be given to the Fund at its principal business office. The Fund agrees promptly to notify the Distributor of the commencement of any litigation or proceedings against it or any of its officers or Directors in connection with the issue and sale of any Shares.”

Section 9 of the Form of Dealer Agreement, filed as exhibit (h)(2) to the Registration Statement previously filed on Form N-2 (File Nos. 333-175535 and 811-22582), provides that:

“You agree to indemnify us (for the purposes of this Paragraph 9, “us” and “we” shall mean Merrill Lynch, the officers, directors and employees of Merrill Lynch, and any person who is or may be deemed to be a controlling person of Merrill Lynch) and hold us harmless against any and all losses, claims, damages, liabilities and expenses (including the reasonable costs of investigation and attorney’s fees and expenses as such expenses are incurred by us in any action or proceeding between the parties hereto or between us and any third party) to which we may become subject under the Securities Act, the 1940 Act, or otherwise, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any untrue statement of a material fact or alleged untrue statement of a material fact contained in any Registration Statement of any Fund (including any prospectus or statement of additional information which is part of any such Registration Statement) or any amendment or supplement thereto or in any Sales Materials relating to a Fund provided to us by you (whether or not we have approved the use of such Sales Materials), arises out of or is based on the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, or breach of this Agreement. This indemnity agreement will be in addition to any liability which you may otherwise have. No indemnity by you hereunder shall apply in respect of any prospectus, statement of additional information or Sales Materials relating to a Fund provided by you to us used at a time not authorized under the Securities Act or the regulations adopted thereunder, provided that you have informed us in writing that there is no such authorization.”

Section 6 of the Form of Initial Offering Period Agreement filed as Exhibit (h)(3) to the Registration Statement previously filed on Form N-2 (File Nos. 333-175535 and 811-22582) provides that the Registrant shall indemnify their affiliates and each person, if any, who controls Merrill Lynch and Morgan Stanley, against certain liabilities in connection with the offering described herein, including liabilities under the federal securities laws.

Item 31. Business and Other Connections of Adviser

The descriptions of LMPFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset Limited under the caption “Management of the Fund” in the Prospectus and Statement of Additional Information of this Registration Statement are incorporated by reference herein. Information as to the directors and officers of LMPFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset Limited, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of LMPFA and Western Asset in the last two years, is included in their respective applications for registration as an investment adviser on Form ADV (File Nos. 801-66785, 801-08162, 801-67298, 801-143388 and 801-21068, respectively) filed under the Investment Advisers Act of 1940, as amended, and is incorporated herein by reference.

Item 32. Location of Accounts and Records

The accounts and records of the Registrant are maintained at the office of the Registrant at 620 Eighth Avenue, 49th Floor, New York, New York 10018.

Item 33. Management Services

Not applicable.

Item 34. Undertakings

(1) Registrant undertakes to suspend the offering of shares until the prospectus is amended, if, subsequent to the effective date of this registration statement, its net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement or its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

(2) Not applicable.

(3) Not applicable.

(4) Not applicable.

(5) Registrant undertakes that, for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of the Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant Rule 497(h) shall be deemed to be a part of the Registration Statement as of the time it was declared effective.

Registrant undertakes that, for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus will be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

(6) Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 26th day of August 2014.

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

By:	/s/ Kenneth D. Fuller
Chairman, Chief Executive Officer and President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Kenneth D. Fuller Kenneth D. Fuller	Chairman, Chief Executive Officer, President and Director (Principal Executive Officer)	August 26, 2014

/s/ Richard F. Sennett Richard F. Sennett	Principal Financial Officer (Principal Financial and Accounting Officer)	August 26, 2014

/s/ Carol L. Colman* Carol L. Colman	Director	August 26, 2014

/s/ Daniel P. Cronin* Daniel P. Cronin	Director	August 26, 2014

/s/ Paolo M. Cucchi* Paolo M. Cucchi	Director	August 26, 2014

/s/ Leslie H. Gelb* Leslie H. Gelb	Director	August 26, 2014

/s/ William R. Hutchinson* William R. Hutchinson	Director	August 26, 2014

/s/ Eileen A. Kamerick* Eileen A. Kamerick	Director	August 26, 2014

/s/ Dr. Riordan Roett* Dr. Riordan Roett	Director	August 26, 2014

*By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
As Agent or Attorney-in-fact

August 26, 2014

The original power of attorney authorizing Kenneth D. Fuller, Richard F. Sennett and Robert I. Frenkel and to execute this Registration Statement, and any amendments thereto, for the directors of the Registrant on whose behalf this Registration Statement is filed has been executed and is filed as Exhibit (s) the Registration Statement previously filed on Form N-2 (File Nos. 333-175535 and 811-22582).

Schedule of Exhibits to Form N-2

Exhibit No.	Exhibit

(n)	Consent of Independent Registered Public Accounting Firm